Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Business Acquisition [Line Items]
Bargain Purchase Gain			¥ 0	¥ 4,287,000,000	¥ 5,802,000,000
Acquisitions consideration, cost of acquired entity paid in cash			0	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 10,474,000,000	¥ 12,346,000,000	24,972,000,000	32,834,000,000
Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	10,474,000,000	12,346,000,000	24,972,000,000	32,834,000,000
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	8,681,000,000	9,533,000,000	9,184,000,000	28,908,000,000
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 1,793,000,000	1,239,000,000	13,760,000,000	2,352,000,000
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		¥ 1,301,000,000	¥ 2,028,000,000	¥ 1,301,000,000